Income Taxes - Operating Loss Carryforwards (Details 2) (USD $) In Billions, unless otherwise specified	Aug. 29, 2013
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 4.2
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	2.2
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	7.0
Net operating loss carryforwards, valuation allowance	4.7
Foreign Tax Authority [Member] | Elpida Company [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5.9
Net operating loss carryforwards, valuation allowance	$ 3.8